Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013 item	Nov. 30, 2012	Nov. 30, 2011
Provision (benefit) from income taxes
Deferred	$ 16,330	$ (2,517)	$ 1,432
Total	19,253	(398)	3,076
Deferred tax assets:
Timing difference on equity compensation	2,274	4,100
Property, plant and equipment	4,375	4,619
Timing differences on inventory	2,142	2,228
Other deferred tax assets	181	102
Less: valuation allowance	(21,056)	(2,131)
Total deferred tax assets	8,669	25,241
Deferred tax liabilities
Forward foreign exchange contracts	(424)	(265)
Intangible assets	(900)	(819)
Net deferred tax assets	7,345	24,157
Current	762	228
Non-current	6,583	23,929
Additional disclosures
Net deferred tax asset recorded on timing difference related to equity compensation expense	2,274	4,100
Number of operating segments	2
Period over which any benefit from the equity compensation deferred tax asset may be realized	4 years
Charges to APIC	(713)	(146)	178
Tax benefit not recognized in APIC	1,521	1,750
U.K.
Deferred tax assets:
Net operating loss carryforwards	14,262	8,929
Less: valuation allowance	(18,800)
Additional disclosures
Valuation allowance against deferred tax assets recoded as income tax provision	19,200
Valuation allowance against deferred tax assets recoded in Accumulated Other Comprehensive Income	400
Previous performance period of subsidiary with which valuation allowance relates	3 years
U.S.
Provision (benefit) from income taxes
Current	2,608	1,941	1,604
Deferred tax assets:
Net operating loss carryforwards	4,235	5,263
U.S. | nStor Technologies
Deferred tax assets:
Net operating loss carryforwards	4,235
Other jurisdictions
Provision (benefit) from income taxes
Current	315	178	40
Deferred tax assets:
Net operating loss carryforwards	2,256	2,131
Singapore and Japan
Deferred tax assets:
Net operating loss carryforwards	2,256
Additional disclosures
Number of locations from which future trading profits can be utilized to set off loss carryforwards	2
Malaysia
Deferred tax assets:
Total deferred tax assets	$ 2,131
Additional disclosures
Percentage of tax expense to be recorded if the incentive is not renewed	25.00%